Note B - Securities - Securities Available-for-sale With Unrealized Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Less than 12 Months - Fair Value	$ 15,041	$ 10,545
Less than 12 Months - Unrealized Loss	(84)	(44)
12 Months or More - Fair Value	23,343	71,298
12 Months or More - Unrealized Loss	(218)	(2,759)
Fair Value	38,384	81,843
Unrealized Loss	(302)	(2,803)
US Government-sponsored Enterprises Debt Securities [Member]
Less than 12 Months - Fair Value		1,981
Less than 12 Months - Unrealized Loss		(1)
12 Months or More - Fair Value	1,999	8,679
12 Months or More - Unrealized Loss	(6)	(214)
Fair Value	1,999	10,660
Unrealized Loss	(6)	(215)
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Less than 12 Months - Fair Value	15,041	8,564
Less than 12 Months - Unrealized Loss	(84)	(43)
12 Months or More - Fair Value	21,344	62,619
12 Months or More - Unrealized Loss	(212)	(2,545)
Fair Value	36,385	71,183
Unrealized Loss	$ (296)	$ (2,588)